Interest expense and finance costs (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Interest Expense And Finance Costs [Line Items]
Interest incurred			$ 10,730,988	$ 8,826,263
Amortization of deferred finance fees			1,196,203	1,253,898
Write-off of deferred finance fees in relation to refinancing			414,897	524,123
Interest expense and finance costs	$ 6,640,097	$ 5,693,363	$ 12,342,088	$ 10,604,284